Shareholders' Equity (Schedule of Buy-out of Noncontrolling Interests) (Details) - Litha Healthcare Group Limited $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Stockholders' Equity [Line Items]
Buy-out of noncontrolling interests, net of contributions	$ (39,608)
Accumulated Other Comprehensive (Loss) Income
Stockholders' Equity [Line Items]
Buy-out of noncontrolling interests, net of contributions	(3,904)
Noncontrolling Interests
Stockholders' Equity [Line Items]
Buy-out of noncontrolling interests, net of contributions	(32,732)
Additional Paid-in Capital
Stockholders' Equity [Line Items]
Buy-out of noncontrolling interests, net of contributions	$ (2,972)